Leases (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥) lease
Components of rental expense
Operating lease cost	¥ 254,209,990
Variable lease cost	(3,718,849)
Short-term lease cost	113,048
Granted, lease concessions from landlords related to COVID-19	16,816,763
Total rental expense	250,604,189
Asset
Operating lease right-of-use assets	946,872,784
Liabilities
Lease liability-current	180,468,426
Operating lease liabilities	820,248,803
Operating Lease, Liability, Total	1,000,717,229
Other information related to operating leases
Cash paid for amounts included in the measurement of lease liabilities	206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	¥ 241,609,016
Weighted-average remaining lease term (years)	5 years 7 months 9 days
Weighted-average discount rate	5.96%
Number of leased stores And office spaces | lease	500